LOW-DURATION BOND FUND Annual Fund Operating Expenses - LOW-DURATION BOND FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.38%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%